Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 27, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill by Reportable Segment
Goodwill by reportable segment at December 27, 2014 and December 28, 2013 was:

	December 27, 2014	December 28, 2013
	(in millions)
Cheese	$3,000	$3,000
Beverages & Snack Nuts	2,460	2,460
Refrigerated Meals	985	985
Meal Solutions	3,046	3,046
International	1,061	1,151
Other Businesses	852	863
Goodwill	$11,404	$11,505